INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 418,379	$ 250,412
Share of results	68,115	14,624
Other comprehensive income	(4,786)	39,077
Dividends	3,360	183	$ 0
Acquisition of additional shares (note 3)	0	114,449	9,600
Investments in non-consolidated companies, ending balance	478,348	418,379	250,412
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	411,134	239,960
Share of results	63,030	16,832
Other comprehensive income	(4,570)	39,893
Dividends	(3,295)	0
Acquisition of additional shares (note 3)	0	114,449
Investments in non-consolidated companies, ending balance	$ 466,299	$ 411,134	$ 239,960